ORGANIZATION AND PRINCIPAL ACTIVITIES - Disposition of subsidiaries (Details) - USD ($)	Feb. 02, 2023	Dec. 28, 2022	Dec. 31, 2023	Jun. 30, 2023	Mar. 24, 2023	Dec. 08, 2022	Aug. 05, 2022
Stanley Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration							$ 1,000
Convertible preferred shares		$ 50,000
Preferred stock, outstanding					$ 50,000,000	$ 50,000,000
Karui | Scytech Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Payment of liabilities due	$ 2,700,000
Disposal Group | Zhejiang Taohaoche
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration	$ 2,700,000
Disposal Group | Zhejiang Taohaoche | Karui
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership sold	100.00%
Total consideration	$ 2,700,000
Disposal Group | Kaixin Auto Group ("KAG")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration				$ 4,158,000
Disposal Group | Kaixin Auto Group ("KAG") | Accrued expenses and other current liabilities
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration			$ 4,158,000